RESEARCH EXPENDITURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RESEARCH EXPENDITURES
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 188	$ 183	$ 96